ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2015
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS
Schedule of Balance Sheets

	December 31, 2014	December 31, 2015
	(in U.S. dollars, except number of shares)
Assets
Current assets:
Cash and cash equivalents	341,320	91,256
Prepaid expenses and other current assets	195,049	188,170
Amount due from related parties	627	—

Total current assets	536,996	279,426
Investments in subsidiaries	19,690,895	16,965,440

Total assets	20,227,891	17,244,866

Liabilities and shareholders’ deficit
Accrued expenses and other current liabilities	541,961	623,701
Amounts due to subsidiaries and variable interest entities	23,821,671	22,105,025

Total current liabilities	24,363,632	22,728,726

Shareholders’ deficit:
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 4,763,360,860 and 4,771,610,860 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	238,120	238,533
Additional paid-in capital	184,538,349	184,904,855
Accumulated deficit	(187,095,885)	(189,147,067)
Accumulated other comprehensive loss	(1,816,325)	(1,480,181)

Total shareholders’ deficit	(4,135,741)	(5,483,860)

Total liabilities and shareholders’ deficit	20,227,891	17,244,866

Schedule of Statements of Operations

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015
	(in U.S. dollars, except number of shares)
Operating expenses:
Product development	269,876	208,656	—
Selling and marketing	54,503	3,802	16,191
General and administrative	1,403,657	928,506	807,285

Total operating expenses	1,728,036	1,140,964	823,476

Loss from operations	(1,728,036)	(1,140,964)	(823,476)
Interest income	30,483	3,463	40
Interest expense	—	—	—
Other (expense) / income	(739,530)	92,144	117,349
Foreign exchange ( loss) / gain	355,337	(76)	(142)
Equity in losses of subsidiaries	(32,345,988)	(9,682,209)	(1,344,953)

Net loss	(34,427,734)	(10,727,642)	(2,051,182)

Schedule of Statements of Cash Flows

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015
	(in U.S. dollars, except number of shares)
Operating activities:
Net loss	(34,427,734)	(10,727,642)	(2,051,182)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	1,023,871	600,995	281,944
Provision for Seed Music receivable (related party)	980,000	—	—
Exchange gains	(355,337)	—	—
Equity in losses of subsidiaries	32,345,988	9,682,209	1,344,953
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	62,083	55,042	6,879
Amount due from related parties	74,964	(4,015)	627
Accrued expenses and other current liabilities	36,479	(159,414)	81,740
Amounts due to subsidiaries and variable interest entities	4,160,000	—	—

Net cash provided by (used in) operating activities	3,900,314	(552,825)	(335,039)

Investing activities:
Loan to subsidiaries	(12,350,863)	—	—
Repayment of loans from related parties under common control of Shanda	3,300,000	498,583	—

Net cash provided by (used in) investing activities	(9,050,863)	498,583	—

Financing activities:
Proceeds from exercise of options	46,400	338,563	84,975
Repurchase of ordinary shares	(58,147)	—	—

Net cash provided by (used in) financing activities	(11,747)	338,563	84,975

Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net increase (decrease) in cash and cash equivalents	(5,162,296)	284,321	(250,064)
Cash and cash equivalents, beginning of year	5,219,295	56,999	341,320

Cash and cash equivalents, end of year	56,999	341,320	91,256